As filed with the Securities and Exchange Commission on
                                  July 31, 2007

                                               Securities Act File No. 333-20637
                                        Investment Company Act File No. 811-8035

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                [GRAPHIC OMITTED]
                                    FORM N-1A

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ]                    Pre-effective Amendment No.

[X]               Post-effective Amendment No. 23


                                     AND/OR

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X] Amendment No. 26

                              AFBA 5STAR FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                  c/o PFPC Inc.
                                 760 Moore Road,
                            King of Prussia, PA 19406
                    (Address of Principal Executive Offices)

                                 (800) 243-9865
              (Registrant's Telephone Number, including Area Code)

                               Robert W. Morrison
                                  c/o PFPC Inc.
                                 760 Moore Road,
                            King of Prussia, PA 19406
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098



Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

/ X/ immediately upon filing pursuant to paragraph (b) of Rule 485 / / on (date) pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ________ pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
//  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                EXPLANATORY NOTE



This Post-Effective Amendment Nos. 23/26 to the Registration Statement on Form N-1A of AFBA 5Star Fund, Inc. is being filed solely to file the Expense Limitation Agreement and Consent of Independent Registered Public Accounting Firm as Exhibit (d)(1)(iii) and Exhibit (j), respectively, to the Registration Statement. Accordingly, the Prospectuses and Statement of Additional Information of AFBA 5Star Fund, Inc. as filed on Form N-1A (Nos. 333-20637 and 811-8035) in Post-Effective Amendment Nos. 22/25 via the EDGAR system pursuant to Rule 485(b) on July 30, 2007 (Accession Number 0001135428-07-000266) are incorporated herein by reference in their entirety into this filing.

                              AFBA 5STAR FUND, INC.

                               (the "Registrant")

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.
(a)      (1)             Articles  of  Incorporation  as filed  with the  State
                         of Maryland on January 9, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the
                         "SEC") via EDGAR on June 1, 1999 ("PEA No. 3").
         (2)             Articles  Supplementary  to establish four separate
                         series as filed with the State of Maryland on April 4, 1997 are incorporated herein by reference to PEA No. 3.
         (3)             Articles of  Amendment  to change "Five Star" to
                         "5Star" as filed with the State of Maryland on October
                         16, 2000 are incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's
                         Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 23, 2001 ("PEA No. 5").
         (4)             Articles of Amendment to designate the existing shares
                         as Class I shares as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's
                         Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 1, 2001 ("PEA No. 11").
         (5)             Articles  Supplementary  to add  Classes A, B and C as
                         filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to PEA No. 11.
         (6)             Articles Supplementary to authorize and designate
                         shares to Classes A, B, C and I as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to PEA No. 11.
         (7)             Certificate of Correction to the Articles Supplementary
                         filed with the State of Maryland on June 15, 2001, as filed with the State of Maryland on February 14, 2002 is incorporated herein by reference to Post-Effective
                         Amendment No. 12 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 14, 2002 ("PEA No. 12"). Correction made to
                         Articles fourth and fifth regarding the number of shares authorized.
         (8)             Articles  Supplementary  to add Mid Cap Series as filed
                         with the State of Maryland on February 14, 2002 are incorporated herein by reference to PEA No. 12.
         (9)             Articles Supplementary to add Class R as filed with the
                         State of Maryland on November 14, 2003 are incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 16, 2003 ("PEA
                         No. 16").
         (10)            Articles of Amendment to change the name of AFBA 5Star
                         Large Cap Fund filed with the State of Maryland on November 14, 2003 are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
                         Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2005.
         (11)            Articles  Supplementary  to (i) increase the number of
                         shares of Common Stock the Registrant is authorized to issue and (ii) classify and designate the new, authorized, unissued and unallocated shares of Common
                         Stock to the Class A Shares of AFBA 5Star Small Cap
                         Fund as filed with the SEC via EDGAR on July 28, 2006
                         ("PEA No. 21").

(b)      (1)             By-Laws dated October 19, 1999 as filed on July 28,
                         2000.
(b)      (2)             Amended and Restated By-Laws are incorporated  herein
                         by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 30, 2007 ("PEA No.
                         22").
(c)                      Specimen  copies of securities of the  Registrant are
                         incorporated herein by reference to PEA No. 3.

                         See Article Fifth of the Registrant's Articles of Incorporation, as amended, which are incorporated herein by reference.

                         See also, Article II of the Registrant's By-Laws which are incorporated herein by reference.

(d)      (1)     (i)     Management Agreement between the Registrant and
                         AFBA 5Star Investment Management Company is
                         incorporated herein by reference to PEA No. 11.
                 (ii)    Appendix to the Management Agreement between the
                         Registrant and AFBA 5Star Investment Management Company
                         to incorporate the AFBA 5Star Equity Fund's name change
                         to the AFBA 5Star Large Cap Fund is incorporated herein
                         by reference to Post-Effective Amendment No. 14 to
                         Registrant's Registration Statement on Form N-1A as
                         filed with the SEC via EDGAR on July 29, 2002 ("PEA No.
                         14").
                 (iii)   Expense Limitation Agreement between the Registrant and
                         AFBA 5Star Investment Management Company is filed
                         herewith.
         (2)     (i)     Interim Sub-Advisory Agreement between AFBA 5Star
                         Investment Management Company and The London Company for the AFBA 5Star Balanced Fund is incorporated herein by reference to PEA No. 22.
                 (ii)    Interim Sub-Advisory Agreement between AFBA 5Star
                         Investment Management Company and The London Company for the AFBA 5Star Small Cap Fund is incorporated herein by reference to PEA No. 22.
                 (iii)   Interim Sub-Advisory Agreement between AFBA 5Star
                         Investment Management Company and Financial Counselors.
                         Inc. for the AFBA 5Star High Yield Fund is incorporated herein by reference to PEA No. 22.
                 (iv)    Interim Sub-Advisory Agreement between AFBA 5Star
                         Investment Management Company and Financial Counselors.
                         Inc. for the AFBA 5Star Balanced Fund is incorporated herein by reference to PEA No. 22.
                 (v)     Interim Sub-Advisory Agreement between AFBA 5Star
                         Investment Management Company and Marvin & Palmer
                         Associates, Inc. for the AFBA 5Star USA Global Fund is incorporated herein by reference to PEA No. 22.
                 (vi)    Interim Sub-Advisory Agreement between AFBA 5Star
                         Investment Management Company and Marvin & Palmer
                         Associates, Inc. for the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 22.
                 (vii)   Interim Sub-Advisory Agreement between AFBA 5Star
                         Investment Management Company and Dreman Value
                         Management, LLC for the AFBA 5Star Mid Cap Value Fund is incorporated herein by reference to PEA No. 22.
                 (viii)  Interim Sub-Advisory Agreement between AFBA 5Star
                         Investment Management Company and TrendStar Advisors,
                         LLC for the AFBA 5Star Science & Technology Fund is incorporated herein by reference to PEA No. 22.

                 (ix)    Interim Sub-Advisory Agreement between AFBA 5Star
                         Investment Management Company and TrendStar Advisors,
                         LLC for the AFBA 5Star Small Cap Fund is incorporated
                         herein by reference to PEA No. 22.
                 (x)     Interim Sub-Advisory Agreement between AFBA 5Star
                         Investment Management Company and Bjurman, Barry &
                         Associates for the AFBA 5Star Small Cap Fund is
                         incorporated herein by reference to PEA No. 22.
(e)      (1)     (i)     Underwriting Agreement between the Registrant
                         and PFPC Distributors, Inc. dated December 18, 2000 is
                         incorporated herein by reference to PEA No. 5.
                 (ii)    Exhibit A to Underwriting Agreement incorporating the
                         AFBA 5Star Equity Fund's name change to the AFBA 5Star
                         Large Cap Fund is incorporated herein by reference to
                         PEA No. 14.
(f)                      Not Applicable.
(g)      (1)     (i)     Custodian  Agreement  between the Registrant and PFPC
                         Trust Company is incorporated herein by
                         reference to PEA No. 5.
                 (ii)    Amendment to Custodian Agreement between Registrant and
                         PFPC Trust Company adding the AFBA 5Star Mid Cap Fund
                         is incorporated herein by reference to PEA No. 12.
(h)      (1)     (i)     Transfer Agency Agreement between the Registrant and
                         PFPC Inc. is incorporated herein by reference to PEA
                         No. 5.
                 (ii)    Exhibit A to Transfer Agency Agreement between the
                         Registrant and PFPC Inc. incorporating the AFBA 5Star
                         Equity Fund's name change to the AFBA 5Star Large Cap
                         Fund is incorporated herein by reference to PEA No. 14.
                 (iii)   Anti-Money Laundering and Privacy Amendment dated July
                         24, 2002 to Transfer Agency Agreement between the
                         Registrant and PFPC Inc. is incorporated herein by
                         reference to Post-Effective Amendment No. 15 to
                         Registrant's Registration Statement on Form N-1A as
                         filed with the SEC via EDGAR on July 29, 2003 ("PEA No.
                         15").
                 (iv)    Amendment to Transfer Agency Agreement regarding
                         Customer Identification Program is incorporated herein
                         by reference to PEA No. 17.
         (2)     (i)     Administration and Accounting Services Agreement
                         between the Registrant and PFPC Inc. dated December 18,
                         2000 is incorporated herein by reference to PEA No. 5.
                 (ii)    Exhibit A to Administration and Accounting Services
                         Agreement between the Registrant and PFPC Inc.
                         incorporating the AFBA 5Star Equity Fund's name change
                         to the AFBA 5Star Large Cap Fund is incorporated herein
                         by reference to PEA No. 14.
(i)                      Opinion and Consent of Counsel dated February 13, 2004
                         is incorporated herein by reference to PEA No. 17.
(j)                      Consent of Independent Registered Public Accounting
                         Firm is filed herewith.
(k)                      Not Applicable.
(l)                      Not Applicable.
(m)      (1)             Rule 12b-1 Distribution Plan for Class B shares is
                         incorporated herein by reference to PEA No. 14.
         (2)             Rule 12b-1 Distribution Plan for Class C shares is
                         incorporated herein by reference to PEA No. 14.

         (3)             Amended Shareholder Service Plan for Class A, Class B,
                         Class C and Class R pursuant to Rule 12b-1 is
                         incorporated herewith by reference to PEA No. 16.
         (4)             Rule 12b-1 Distribution Plan for Class R shares is
                         incorporated herein by reference to PEA No. 16.
(n)      (1)             Amended Rule 18f-3 Plan is incorporated herein by
                         reference to PEA No. 16.
(p)      (1)             Joint Code of Ethics of the Registrant and the
                         investment manager is incorporated herein by reference
                         to PEA No. 12.
         (2)             Code of Ethics of the sub-adviser for AFBA 5Star
                         Balanced Fund and AFBA 5Star Small Cap Fund,
                         The London Company is incorporated herein by reference
                         to PEA No. 22.
         (3)             Code of Ethics of the sub-adviser for AFBA 5Star High
                         Yield Fund and AFBA 5Star Balanced Fund, Financial
                         Counselors, Inc. is incorporated herein by reference to
                         PEA No. 22.
         (4)             Code of Ethics of the sub-adviser for AFBA 5Star Large
                         Cap Fund and AFBA 5Star USA Global Fund, Marvin &
                         Palmer Associates, Inc. is incorporated herein by
                         reference to PEA No. 22.
         (5)             Code of Ethics of the sub-adviser for AFBA 5Star Mid
                         Cap Value Fund, Dreman Value Management, LLC is
                         incorporated herein by reference to PEA No. 22.
         (6)             Code of Ethics of the sub-adviser for AFBA 5Star
                         Science & Technology Fund and AFBA 5Star Large Cap
                         Fund, TrendStar Advisors, LLC is incorporated herein by
                         reference to PEA No. 22.
         (7)             Code of Ethics of the sub-adviser for AFBA 5Star Small
                         Cap Fund, Bjurman, Barry & Associates is incorporated
                         herein by reference to PEA No. 22.
(q)      (1)             Powers of Attorney are incorporated herein by reference
                         to PEA No. 19.


ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
                  REGISTRANT.

                  None.

ITEM 25.          INDEMNIFICATION.

Under the terms of the Maryland General Corporation Law and the Registrant's Articles of Incorporation and By-Laws, the Registrant shall indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper under the circumstances. Such determination shall be made:

         (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

         (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

(i)      AFBA 5Star Investment Management Company

The principal business of AFBA 5Star Investment Management Company is the provision of investment management services to individuals and businesses.

----------------------------------------- -------------------------------------- ------------------------------------------------
   Name and Position with AFBA 5Star
     Investment Management Company                    Other Company                        Position with Other Company
----------------------------------------- -------------------------------------- ------------------------------------------------
----------------------------------------- -------------------------------------- ------------------------------------------------
Ralph E. Eberhart, Chairman and Director  Armed Forces Benefit Association       President and Chief Executive Officer
                                                                                 Chairman and Director
                                          AFBA 5Star Life Insurance Company,
                                          AFBA 5Star Fund, Inc., AFBA 5Star
                                          Bank                                   Chairman and Director

                                          AFBA 5Star Financial, LLC              Manager
----------------------------------------- -------------------------------------- ------------------------------------------------
----------------------------------------- -------------------------------------- ------------------------------------------------
Clifford H. Rees, Jr., Director           Air Conditioning and Refrigeration     President
                                          Institute (1997-2001 - retired
                                          1/2002)
----------------------------------------- -------------------------------------- ------------------------------------------------
----------------------------------------- -------------------------------------- ------------------------------------------------
Kimberley E. Wooding, President           5Star Life Insurance Company           Executive Vice President, Chief Financial
                                                                                 Officer and Director

                                          AFBA 5Star Fund, Inc.                  Executive Vice President

                                          AFBA Five Star Securities Company      Financial/Operations Principal

----------------------------------------- -------------------------------------- ------------------------------------------------
----------------------------------------- -------------------------------------- ------------------------------------------------
Andrew J. Welle, Senior Vice President    AFBA 5Star Fund, Inc.                  Secretary
and Secretary
                                          AFBA Five Star Securities Company      President and General Principal
----------------------------------------- -------------------------------------- ------------------------------------------------
----------------------------------------- -------------------------------------- ------------------------------------------------
Robert W. Morrison, President and Chief   AFBA 5Star Fund, Inc.                  President
Executive Officer

----------------------------------------- -------------------------------------- ------------------------------------------------
----------------------------------------- -------------------------------------- ------------------------------------------------
Michael E. Houchins, Vice President and   AFBA 5Star Fund, Inc.                  Chief Financial Officer and Treasurer
Chief Financial Officer
                                          AFBA Five Star Securities Company      Chief Financial Officer

                                          5Star Financial, LLC                   Manager
----------------------------------------- -------------------------------------- ------------------------------------------------
----------------------------------------- -------------------------------------- ------------------------------------------------
Lorraine J. Lennon, Vice President of     5Star Life Insurance Company           Vice President of Compliance
Compliance
                                          AFBA 5Star Fund, Inc.                  Vice President - Compliance

                                          AFBA Five Star Securities Company      General Principal and Compliance Officer

----------------------------------------- -------------------------------------- ------------------------------------------------
----------------------------------------- -------------------------------------- ------------------------------------------------
Salvatore Faia, Esq., CPA, Chief          AFBA 5Star Fund, Inc.                  Chief Compliance Officer
Compliance Officer

----------------------------------------- -------------------------------------- ------------------------------------------------
----------------------------------------- -------------------------------------- ------------------------------------------------
John R. Moorman, Assistant Vice           None                                   None
President

----------------------------------------- -------------------------------------- ------------------------------------------------


(ii)     The London Company

The sole business activity of The London Company, located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, is to serve as an investment adviser. The London Company is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of The London Company indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

                                                Other Substantial Business, Profession, Vocation or Employment
Name and Position with The London Company       Nature of Company and/or Principal Business  Position With Other Company
----------------------------------------- -------------------------------------- ---------------------------------------
Louise Swartz, Chief Compliance Officer             Investment Advisor                           None
----------------------------------------- --------------------------------------- --------------------------------------


(iii) Financial Counselors, Inc.

The sole business activity of Financial Counselors, Inc., located at 442 West 47th Street, Kansas City, MO 64110, is to serve as an investment adviser. Financial Counselors, Inc. is registered under the Investment Advisers Act of 1940.

The Directors and officers of Financial Counselors, Inc are provided on Financial Counselors, Inc.'s most recently filed Schedule A of Form ADV (IARD No. 106398), which is incorporated herein by reference. To the knowledge of the registrant the only employment of a substantial nature of each of Financial Counselors, Inc.'s directors and officers is with Financial Counselors, Inc. and its affiliated companies.

(iv) Marvin & Palmer Associates, Inc.

The sole business activity of Marvin & Palmer Associates, Inc., 1201 N. Market Street, Suite 2300, Wilmington, Delaware 19801-1165, is to serve as an investment adviser. Marvin & Palmer Associates is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Marvin & Palmer Associates indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Marvin & Palmer        Other Substantial Business, Profession, Vocation or Employment
Associates                                Name of Other Company                   Position With Other Company
---------------------------------------   --------------------------------------- ------------------------------------
David F. Marvin                           Cash Management Policy Board            Board Member
Chairman & Chief Executive Officer        Office of the State Treasurer
                                          820 Silver Lake Boulevard
                                          Suite 100
                                          Dover, Delaware  19901

                                          Wilmington College                      Trustee
                                          Board of Trustees
                                          320 DuPont Highway
                                          New Castle, Delaware  19720

----------------------------------------- --------------------------------------- ------------------------------------
----------------------------------------- --------------------------------------- ------------------------------------
Stanley Palmer                            None                                    None
President

----------------------------------------- --------------------------------------- ------------------------------------
----------------------------------------- --------------------------------------- ------------------------------------
Karen T. Buckley                          None                                    None
Chief Financial Officer

----------------------------------------- --------------------------------------- ------------------------------------
----------------------------------------- --------------------------------------- ------------------------------------
The Rt. Hon. Lord Moore, P.C.             Rolls-Royce Pension Fund Trustees       Chairman
Director                                  Moor Lane
                                          Derby, DE24 8BJ
                                          United Kingdom

----------------------------------------- --------------------------------------- ------------------------------------
----------------------------------------- --------------------------------------- ------------------------------------
The Hon. Charles J. Pilliod, Jr.          The University of Akron                 Board Member
Director                                  University of Akron Foundation
                                          302 Buchtel Common
                                          Akron, Ohio  44325-6220

----------------------------------------- --------------------------------------- ------------------------------------
----------------------------------------- --------------------------------------- ------------------------------------
Madelyn B. Smith                          Badgley Funds Inc.                      Director
Director                                  Badgley, Phelps and Bell
                                          1420 Fifth Avenue
                                          Suite 3200
                                          Seattle, Washington  98101-2349

                                          University of Puget Sound               Committee Member
                                          Endowment Committee
                                          1500 North Warner Street
                                          Tacoma, Washington  98416

                                          Bellarmine Preparatory School           Board Member
                                          Retirement Board
                                          2300 S. Washington
                                          Tacoma, Washington 98405-1399
----------------------------------------- --------------------------------------- ------------------------------------

(v)      Dreman Value Management, LLC

The sole business activity of Dreman Value Management, LLC, located at 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611-9725, is to serve as an investment adviser. Dreman Value Management, LLC .is registered under the Investment Advisers Act of 1940.

The Directors and officers of Dreman Value Management, LLC are provided on Dreman Value Management, LLC's most recently filed Schedule A of Form ADV (IARD No. 111588), which is incorporated herein by reference. To the knowledge of the registrant the only employment of a substantial nature of each of Dreman Value Management, LLC's directors and officers is with Dreman Value Management, LLC and its affiliated companies.

(vi)     TrendStar Advisors, LLC

The sole business activity of TrendStar Advisors, LLC, located at 7300 College Boulevard, Suite 308, Overland Park, KS 66210, is to serve as an investment adviser. TrendStar Advisors, LLC.is registered under the Investment Advisers Act of 1940.

The Directors and officers of TrendStar Advisors, LLC are provided on TrendStar Advisors, LLC's most recently filed Schedule A of Form ADV (IARD No. 128285), which is incorporated herein by reference. To the knowledge of the registrant the only employment of a substantial nature of each of TrendStar Advisors, LLC's directors and officers is with TrendStar Advisors, LLC and its affiliated companies.

(vii)    Bjurman, Barry & Associates

The sole business activity of Bjurman, Barry & Associates, located at 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067, is to serve as an investment adviser. Bjurman, Barry & Associates .is registered under the Investment Advisers Act of 1940.

The Directors and officers of Bjurman, Barry & Associates are provided on Bjurman, Barry & Associates' most recently filed Schedule A of Form ADV (IARD No. 110726), which is incorporated herein by reference. To the knowledge of the registrant the only employment of a substantial nature of each of Bjurman, Barry & Associates' directors and officers is with Bjurman, Barry & Associates and its affiliated companies.

Item 27.  Principal Underwriter

         (a) PFPC Distributors, Inc. ("the Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of July 11, 2007, the Distributor acted as principal underwriter for the following investment companies:

                           AFBA 5 Star Funds, Inc.
                           Aston Funds
                           Atlantic Whitehall Funds Trust
                           BHR Institutional Funds
                           CRM Mutual Fund Trust
                           E.I.I. International Property Fund
                           E.I.I. Realty Securities
                           FundVantage Trust
                           GuideStone Funds
                           Highland Floating Rate Fund
                           Highland Floating Rate Advantage Fund
                           Highland Funds I
                           Kalmar Pooled Investment Trust
                           Matthews Asian Funds
                           Metropolitan West Funds
                           New Alternatives Fund
                           Old Westbury Funds
                           PAX World Funds Series Trust I
                           The RBB Fund, Inc.
                           Stratton Multi-Cap Fund
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Sterling Capital Small Cap Value Fund
                           The Torray Fund
                           Van Wagoner Funds
                           Wilshire Mutual Funds, Inc.
                           Wilshire Variable Insurance Trust

     Distributed by BB&T AM Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           BB&T Funds

     Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Funds
                           BlackRock Bond Allocation Target Shares
                           BlackRock Liquidity Funds
                           International Dollar Reserve Fund I, Ltd.

Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:


                           MGI Funds

Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds
                           Northern Institutional Funds

     (b) The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PFPC Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

          The following is a list of the directors and executive officers of the
Distributor:

              Name                          Position(s) with Distributor

              Brian Burns                   Chairman; Director; President;
                                            Chief Executive Officer

              Michael Denofrio              Director

              Nicholas Marsini              Director

              Rita G. Adler                 Chief Compliance Officer

              John Munera                   Anti-Money Laundering Officer

              Jodi Jamison                  Chief Legal Officer

              Bradley A. Stearns            Secretary; Clerk

              Julie Bartos                  Assistant Secretary; Assistant Clerk

              Charlene Wilson               Treasurer; Chief Financial Officer;
                                            Financial & Operations Principal

              Maria Schaffer                Assistant Treasurer; Controller

              Bruno Di Stefano              Vice President

              Susan K. Moscaritolo          Vice President

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of PFPC Inc., at 760 Moore Road, King of Prussia, PA 19406.

ITEM 29. MANAGEMENT SERVICES.

There are no management related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

Registrant undertakes that, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Alexandria, and Commonwealth of Virginia on the 31st day of July, 2007.


                                                    AFBA 5STAR FUND, INC.


                                                    /s/ Robert E. Morrison, Jr.
                                                    ---------------------------
                                                    President



Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature                                                         Title                             Date
---------                                                         -----                             ----

/s/Ralph E. Eberhart                                      Chairman and Director                 July 31, 2007
---------------------------
Ralph E. Eberhart

/s/ John S. Fairfield                                            Director                       July 31, 2007
---------------------------
John S. Fairfield*

/s/ Monroe W. Hatch, Jr.                                         Director                       July 31, 2007
---------------------------
Monroe W. Hatch, Jr.*

/s/ Henry J. Sechler                                             Director                       July 31, 2007
---------------------------
Henry J. Sechler*

/s/ Louis C. Wagner, Jr.                                         Director                       July 31, 2007
---------------------------
Louis C. Wagner, Jr.*

                                                   Principal Accounting Officer, Chief
/s/ Michael E. Houchins                              Financial Officer and Treasurer            July 31, 2007
---------------------------
Michael E. Houchins

*By: /s/ Andrew J. Welle
---------------------------                       Attorney-in-Fact (Pursuant to Power of
Andrew J. Welle                                                 Attorney)                       July 31, 2007


                                  EXHIBIT INDEX



Item                                Exhibit

(d)(1)(iii)                         Expense Limitation Agreement.

(j)                                 Consent of Independent Registered Public
                                    Accounting Firm.